DEBT (Group's Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
DEBT [Abstract]
Long-term debt, current portion	$ 0	0	12,571
Long-term debt	117,835	713,337	735,404
Total		713,337	747,975